Summary of Significant Accounting Policies - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Sep. 02, 2020	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Lease liability		$ 409,000	$ 817,000
Present value of remaining lease payments		441,000	$ 873,000
Right-of-use asset		$ 409,000		$ 817,000		$ 0
Number of reportable segment | Segment			1
Fair value of investments denominated in Euros				$ 0		$ 800,000
Common stock offering period			At the beginning of a 12-month offering period or at the end of one of the two related six-month purchase periods.
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Mar. 31, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
ASC 842
Significant Accounting Policies [Line Items]
Lease liability					$ 1,362,000
Present value of remaining lease payments					1,434,000
Right-of-use asset					$ 1,362,000
Incremental borrowing rate					4.00%
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]		true
ASU 2020-06 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]		true
Common Stock [Member]
Significant Accounting Policies [Line Items]
Reverse stock split	one-for-ten	one-for-ten
Conversion ratio	10
Employee Stock Purchase Plan [Member]
Significant Accounting Policies [Line Items]
Purchase price of a share as a percentage of fair market value			85.00%	85.00%